CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
General and administrative expenses		$ 100,243,000
OPERATING LOSS		(129,058,000)
Other income (expense):
Change in fair value of warrant liabilities		(7,665,000)
TOTAL OTHER EXPENSE		(17,342,000)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		(146,400,000)
Foresight Acquisition Corp
General and administrative expenses	$ 2,286	22,747,817
OPERATING LOSS	(2,286)	(22,747,817)
Other income (expense):
Interest income		24
Interest earned on marketable securities held in Trust Account		17,136
Change in fair value of warrant liabilities		(2,074,467)
TOTAL OTHER EXPENSE		2,057,307
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(2,286)	(24,805,124)
Class A Common Stock | Foresight Acquisition Corp
Other income (expense):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		$ (24,805,124)
Basic (in shares)		29,692,013
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)		29,692,013
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)		$ (0.84)
Diluted (in dollars per share)		$ (0.84)
Common Class B | Foresight Acquisition Corp
Other income (expense):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (2,286)
Basic (in shares)	6,875,000
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)	6,875,000
Net loss per share attributable to Class A common stockholders-basic (in dollars per share)	$ 0.00
Diluted (in dollars per share)	$ 0.00